Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of earnings per share [Abstract]
Disclosure of detailed information about reconciliation of income and shares in earnings per share [Text Block]
The following table presents a reconciliation of the income and share data used in the basic and diluted earnings per share (“EPS”) computations for the dates indicated:

	December 31, 2017	December 31, 2016	December 31, 2015
(Thousands of U.S. dollars)
Profit for the year	81,999	87,045	103,984

(U.S. dollars)
Basic earnings per share	2.09	2.23	2.67
Diluted earnings per share	2.08	2.22	2.66

(Share units)
Weighted average common shares outstanding - applicable to basic	39,311	39,085	38,925

Effect of diluted securities:
Stock options and restricted stock units plans	18	125	188
Adjusted weighted average common shares outstanding applicable to diluted EPS	39,329	39,210	39,113